Business combinations (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Business Combination, Separately Recognized Transactions [Line Items]
Note	$ 5,625
Warrants	12,065
Deferred consideration	33,237
Total acquisition liabilities	$ 50,927